Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	6.50% Tangible Equity Units
Amount Registered | shares	12,650,000
Proposed Maximum Offering Price per Unit	50.00
Maximum Aggregate Offering Price	$ 632,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 87,348.25
Offering Note	Includes Units that may be issued upon exercise of the 30-day option granted to the underwriters to purchase additional Units.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Purchase Contract included as part of the Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share underlying the Purchase Contracts
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Amortizing Note included as part of the Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(i) under the Securities Act.